Schedule of Accrued Property and Liability Losses (Detail) - Accrued property and liability losses - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Schedule of Accrued Liabilities [Line Items]
Accrued property and liability losses	$ 5,056
Predecessor
Schedule of Accrued Liabilities [Line Items]
Accrued property and liability losses		$ 13,792